Contents of Significant Accounts - Investments Accounted For Under the Equity Method - Additional Information (Detail) $ in Thousands, $ in Thousands		1 Months Ended			12 Months Ended
	Jan. 06, 2023 shares	Dec. 31, 2023 TWD ($)	Jun. 30, 2023 TWD ($)	Apr. 30, 2023 TWD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2023 USD ($)
Investments in associates [Line Items]
Investments accounted for using equity method for which there are published price quotations		$ 32,785,800			$ 32,785,800		$ 26,504,913		$ 1,070,731
Proceeds from capital reduction of investments accounted for under the equity method					1,303,106	$ 42,557	0	$ 0
HSUN CHIEH INVESTMENT CO., LTD. (HSUN CHIEH) [member]
Investments in associates [Line Items]
Investments accounted for using equity method for which there are published price quotations		4,126,878			4,126,878		2,980,984
Proceeds from capital reduction of investments accounted for under the equity method				$ 343,000
TRIKNIGHT CAPITAL CORPORATION (TRIKNIGHT) [member]
Investments in associates [Line Items]
Investments accounted for using equity method for which there are published price quotations		2,109,906			2,109,906		2,117,678
Proceeds from capital reduction of investments accounted for under the equity method		560,000	$ 400,000
UNIMICRON TECHNOLOGY CORP. (UNIMICRON) [member]
Investments in associates [Line Items]
Investments accounted for using equity method for which there are published price quotations		13,644,560			13,644,560		13,285,169
UNIMICRON TECHNOLOGY CORP. (UNIMICRON) [member] | SUBTRON TECHNOLOGY CO., LTD. (SUBTRON) [member]
Investments in associates [Line Items]
Number of shares exchanged | shares	23,000,000
Number of shares allotted | shares	5,000,000
Share exchange description	1 common share of SUBTRON to exchange 0.219 common shares of UNIMICRON
Aggregated individually immaterial associates [member]
Investments in associates [Line Items]
Exchange differences arising from translation of the foreign entity					(3,000)		103,000	$ (30,000)
Investments with published price quotations [member]
Investments in associates [Line Items]
Investments accounted for using equity method for which there are published price quotations		18,008,000			18,008,000		15,147,000
Investments with published price quotations [member] | Fair value [member]
Investments in associates [Line Items]
Investments accounted for using equity method for which there are published price quotations		$ 53,726,000			$ 53,726,000		$ 28,416,000